REGULATORY CHARGES (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Liabilities
Global Reversion Reserve (RGR)	R$ 28	R$ 28
Energy Development Account (CDE)	127	110
Grantor inspection fee - ANEEL	3	3
Energy Efficiency Program	221	237
Research and development (R&D)	126	112
Energy System Expansion Research	4	4
National Scientific and Technological Development Fund	8	9
Proinfa - Alternative Energy Program	10	17
Royalties for use of water resources	10	5
Emergency capacity charge	26	26
Customer charges - Tariff flags	0	252
CDE on R&D (1)	3	3
CDE on EEP	4	5
Others	5	5
Liability	575	816
Current liabilities	510	611
Non-current liabilities	R$ 65	R$ 205